Schedule of Investments
January 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–55.12%(a)
Australia–5.65%
Australia Government Bond,
Series 133, 5.50%, 04/21/2023(b)	AUD	559,000	$418,761
Series 142, 4.25%, 04/21/2026(b)	AUD	1,292,000	1,017,117
Series 157, 1.50%, 06/21/2031(b)	AUD	922,000	631,542
Series 162, 1.75%, 06/21/2051(b)	AUD	34,000	20,459
BHP Billiton Finance Ltd., Series 13, 3.13%, 04/29/2033(b)	EUR	100,000	130,443
Macquarie Group Ltd., 0.95%, 05/21/2031(b)	EUR	100,000	108,289
National Australia Bank Ltd., 1.25%, 05/18/2026(b)	EUR	65,000	75,715
			2,402,326
Austria–0.13%
OMV AG, 1.00%, 07/03/2034(b)	EUR	50,000	54,562
Belgium–0.18%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	78,456
Canada–4.27%
Canadian Government Bond,
0.25%, 11/01/2022	CAD	887,000	694,466
0.50%, 09/01/2025	CAD	18,000	13,653
1.00%, 09/01/2026	CAD	331,000	253,297
1.50%, 06/01/2031	CAD	685,000	527,325
2.00%, 12/01/2051	CAD	274,000	214,548
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	112,969
			1,816,258
Finland–0.27%
Transmission Finance DAC, 1.50%, 05/24/2023(b)	EUR	100,000	114,535
France–5.50%
Airbus SE, 2.38%, 04/02/2024(b)	EUR	100,000	117,373
Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	119,091
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	125,257
Danone S.A., 1.25%, 05/30/2024(b)	EUR	100,000	115,540
Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	111,215
Engie Alliance GIE, 5.75%, 06/24/2023(b)	EUR	50,000	60,841
	Principal Amount		Value
France–(continued)
French Republic Government Bond OAT, 0.01%, 11/25/2030(b)	EUR	1,000,000	$1,096,606
Holding d’Infrastructures de Transport S.A.S.U., 1.63%, 09/18/2029(b)	EUR	100,000	114,902
Imerys S.A., 1.00%, 07/15/2031(b)	EUR	100,000	107,231
La Mondiale SAM, 5.05%(b)(c)(d)	EUR	100,000	127,969
Mercialys S.A., 4.63%, 07/07/2027(b)	EUR	100,000	130,026
Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	114,957
			2,341,008
Germany–7.93%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	111,721
BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	57,184
Bundesobligation, Series 183, 0.01%, 04/10/2026(b)	EUR	198,000	225,556
Bundesrepublik Deutschland Bundesanleihe,
0.01%, 08/15/2030(b)	EUR	1,072,434	1,214,938
0.01%, 08/15/2050(b)	EUR	327,371	342,966
Commerzbank AG,
0.63%, 08/28/2024(b)	EUR	70,000	79,455
0.38%, 09/01/2027(b)	EUR	25,000	27,569
Daimler International Finance B.V., 0.25%, 11/06/2023(b)	EUR	101,000	114,085
Deutsche Telekom International Finance B.V.,
2.75%, 10/24/2024(b)	EUR	50,000	60,427
0.63%, 12/13/2024(b)	EUR	80,000	91,206
E.ON International Finance B.V., 5.53%, 02/21/2023	EUR	50,000	59,612
E.ON SE, 0.88%, 05/22/2024(b)	EUR	75,000	85,836
Grenke Finance PLC, 1.50%, 10/05/2023(b)	EUR	60,000	67,343
Hella GmbH & Co. KGaA, 1.00%, 05/17/2024	EUR	50,000	57,067
HOCHTIEF AG, 0.63%, 04/26/2029(b)	EUR	50,000	53,699
LANXESS AG, 0.01%, 09/08/2027(b)	EUR	37,000	39,972
Mercedes-Benz Group AG, 0.01%, 02/08/2024(b)	EUR	38,000	42,746
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	112,228
Roadster Finance DAC, 2.38%, 12/08/2027(b)	EUR	100,000	117,020
Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	115,029
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	60,000	69,512
Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	115,410

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
Germany–(continued)
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	$111,646
			3,372,227
Indonesia–0.44%
Indonesia Treasury Bond, Series FR81, 6.50%, 06/15/2025	IDR	2,546,000,000	185,878
Italy–0.54%
2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	116,481
Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	114,842
			231,323
Japan–11.95%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	171,100,000	1,495,259
Series 361, 0.10%, 12/20/2030	JPY	161,100,000	1,398,722
Series 420, 0.10%, 01/01/2023	JPY	135,250,000	1,177,509
Series 69, 0.70%, 12/20/2050	JPY	104,250,000	891,607
Nissan Motor Co. Ltd., 2.65%, 03/17/2026(b)	EUR	100,000	119,151
			5,082,248
Malaysia–0.12%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	50,797
Mexico–0.68%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	288,475
Netherlands–0.13%
Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	54,297
New Zealand–2.05%
New Zealand Government Bond,
Series 0423, 5.50%, 04/15/2023(b)	NZD	446,000	306,431
Series 0526, 0.50%, 05/15/2026	NZD	937,000	568,396
			874,827
Norway–0.93%
Norway Government Bond, Series 475, 2.00%, 05/24/2023(b)	NOK	3,480,000	394,754
Poland–0.44%
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	186,034
Romania–0.27%
NE Property B.V., 1.88%, 10/09/2026(b)	EUR	100,000	113,687
	Principal Amount		Value
Russia–0.29%
Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033	RUB	10,543,000	$122,220
South Korea–0.76%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	145,537
Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	85,057
Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	92,727
			323,321
Spain–0.81%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	112,814
Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	121,916
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	112,528
			347,258
Sweden–4.16%
Balder Finland OYJ, 1.00%, 01/20/2029(b)	EUR	100,000	106,750
Svenska Handelsbanken AB, 1.13%, 12/14/2022(b)	EUR	106,000	120,735
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	114,139
Sweden Government Bond,
Series 1057, 1.50%, 11/13/2023(b)	SEK	3,580,000	394,751
Series 1059, 1.00%, 11/12/2026(b)	SEK	5,785,000	642,565
Series 1062, 0.13%, 05/12/2031(b)	SEK	3,110,000	325,699
Telia Co. AB, 3.88%, 10/01/2025(b)	EUR	50,000	63,481
			1,768,120
Switzerland–2.16%
Swiss Confederation Government Bond,
4.00%, 02/11/2023(b)	CHF	293,000	331,643
1.25%, 05/28/2026(b)	CHF	172,000	197,499
2.25%, 06/22/2031(b)	CHF	276,000	359,641
4.00%, 01/06/2049(b)	CHF	14,000	30,718
			919,501
Thailand–0.11%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	45,537
United Kingdom–3.72%
BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	113,379
BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	114,592
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	116,551
Informa PLC, 1.50%, 07/05/2023(b)	EUR	100,000	114,367
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	112,702
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
United Kingdom–(continued)
NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	$114,599
Standard Chartered PLC, 1.20%, 09/23/2031(b)(c)	EUR	100,000	109,894
United Kingdom Gilt,
0.63%, 06/07/2025(b)	GBP	54,769	72,695
0.25%, 07/31/2031(b)	GBP	152,000	185,150
0.63%, 10/22/2050(b)	GBP	486,442	527,702
			1,581,631
United States–1.63%
Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	114,264
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	121,281
Apple, Inc., 0.88%, 05/24/2025	EUR	100,000	115,060
Goldman Sachs Group, Inc. (The),
0.13%, 08/19/2024(b)	EUR	60,000	67,258
0.25%, 01/26/2028(b)	EUR	47,000	50,342
Johnson & Johnson, 0.65%, 05/20/2024	EUR	100,000	114,219
Wells Fargo & Co., 0.50%, 04/26/2024(b)	EUR	100,000	113,085
			695,509
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $24,983,613)			23,444,789

U.S. Dollar Denominated Bonds & Notes–21.80%
Australia–0.24%
Westpac Banking Corp.,
2.35%, 02/19/2025		$65,000	66,160
3.35%, 03/08/2027		35,000	37,004
			103,164
Canada–0.62%
Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	101,045
Magna International, Inc., 3.63%, 06/15/2024		52,000	54,215
Suncor Energy, Inc., 3.10%, 05/15/2025		40,000	41,332
TransCanada PipeLines Ltd., 4.88%, 01/15/2026		60,000	65,550
			262,142
France–0.25%
Sanofi, 3.38%, 06/19/2023		105,000	107,972
Mexico–0.42%
America Movil S.A.B. de C.V.,
6.38%, 03/01/2035		35,000	45,628
6.13%, 03/30/2040		100,000	132,059
			177,687
Netherlands–0.48%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041(e)		85,000	112,327
Koninklijke KPN N.V., 8.38%, 10/01/2030		30,000	41,677
	Principal Amount	Value
Netherlands–(continued)
Shell International Finance B.V., 6.38%, 12/15/2038	$35,000	$48,772
		202,776
United Kingdom–2.33%
Barclays PLC, 4.84%, 05/09/2028	200,000	215,503
BAT Capital Corp.,
4.54%, 08/15/2047	60,000	58,492
5.28%, 04/02/2050	75,000	80,749
BP Capital Markets PLC, 2.75%, 05/10/2023	46,000	46,840
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	50,380	50,051
CNH Industrial N.V., 3.85%, 11/15/2027	24,000	25,554
HSBC Holdings PLC,
4.58%, 06/19/2029(c)	200,000	218,258
6.10%, 01/14/2042	48,000	65,919
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	102,384
Reynolds American, Inc., 5.70%, 08/15/2035	18,000	20,554
United Utilities PLC, 6.88%, 08/15/2028	84,000	106,309
		990,613
United States–17.46%
Adventist Health System/West, 2.95%, 03/01/2029	40,000	41,077
Aflac, Inc., 1.13%, 03/15/2026	50,000	48,349
Aircastle Ltd., 4.40%, 09/25/2023	55,000	57,008
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	32,000	33,956
Altria Group, Inc.,
4.80%, 02/14/2029	74,000	81,430
5.95%, 02/14/2049	10,000	11,641
Amazon.com, Inc., 4.25%, 08/22/2057	40,000	48,325
American Express Co.,
2.50%, 07/30/2024	90,000	91,893
3.00%, 10/30/2024	50,000	51,631
American Honda Finance Corp., 2.15%, 09/10/2024	65,000	65,844
American International Group, Inc., 4.13%, 02/15/2024	55,000	57,751
American Water Capital Corp., 6.59%, 10/15/2037	14,000	19,643
Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	45,924
AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	51,826
Appalachian Power Co., 7.00%, 04/01/2038	25,000	34,879
Apple, Inc.,
3.25%, 02/23/2026	35,000	36,707
4.45%, 05/06/2044	35,000	42,061
Ares Capital Corp., 4.20%, 06/10/2024	47,000	48,990
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047	$75,000	$79,601
Bank of America Corp.,
4.20%, 08/26/2024	188,000	198,598
4.00%, 01/22/2025	30,000	31,605
4.45%, 03/03/2026	35,000	37,841
Baxter International, Inc., 2.60%, 08/15/2026	103,000	104,761
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	37,117
Boeing Co. (The),
2.25%, 06/15/2026	100,000	98,803
2.70%, 02/01/2027	29,000	29,076
6.63%, 02/15/2038	92,000	117,307
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	74,396
California Institute of Technology, 4.70%, 11/01/2111	22,000	29,289
Capital One Financial Corp., 3.20%, 02/05/2025	75,000	77,427
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	59,000	65,149
Chevron USA, Inc., 5.25%, 11/15/2043	65,000	86,700
Cigna Corp., 4.50%, 02/25/2026	55,000	59,582
Citigroup, Inc., 3.75%, 06/16/2024	45,000	47,108
Comcast Corp., 3.70%, 04/15/2024	87,000	90,781
CommonSpirit Health,
2.76%, 10/01/2024	65,000	66,242
1.55%, 10/01/2025	82,000	80,130
Constellation Brands, Inc., 4.25%, 05/01/2023	25,000	25,859
Constellation Energy Generation LLC, 6.25%, 10/01/2039	60,000	73,219
Corning, Inc., 5.85%, 11/15/2068	13,000	18,141
Cummins, Inc., 4.88%, 10/01/2043	55,000	69,361
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	75,000	85,180
Dignity Health, 5.27%, 11/01/2064	25,000	32,902
Discovery Communications LLC, 3.95%, 06/15/2025	150,000	157,578
Duke Energy Corp., 3.75%, 04/15/2024	71,000	73,744
DuPont de Nemours, Inc., 4.49%, 11/15/2025	65,000	70,327
Eaton Vance Corp., 3.63%, 06/15/2023	52,000	53,551
Eli Lilly and Co., 5.50%, 03/15/2027	75,000	87,173
Expedia Group, Inc., 4.63%, 08/01/2027	16,000	17,437
Principal Amount		Value
United States–(continued)
Exxon Mobil Corp., 3.18%, 03/15/2024	$52,000	$53,851
Federal Realty Investment Trust, 3.95%, 01/15/2024	45,000	46,671
FedEx Corp., 4.75%, 11/15/2045	107,000	123,819
Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	50,637
FS KKR Capital Corp., 4.63%, 07/15/2024	25,000	26,039
General Motors Co., 6.75%, 04/01/2046	93,000	125,904
Gilead Sciences, Inc., 3.70%, 04/01/2024	84,000	87,381
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	194,482
Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	26,772
Hasbro, Inc., 6.35%, 03/15/2040	50,000	66,520
HCA, Inc., 5.25%, 06/15/2026	100,000	109,479
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	37,861
HP, Inc., 6.00%, 09/15/2041	31,000	38,903
Intel Corp., 2.88%, 05/11/2024	50,000	51,427
International Business Machines Corp., 7.13%, 12/01/2096	43,000	74,646
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	40,000	45,371
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	68,000	72,129
JPMorgan Chase & Co., 3.88%, 09/10/2024	115,000	120,993
KLA Corp., 4.65%, 11/01/2024	47,000	50,234
Kohl’s Corp., 5.55%, 07/17/2045	68,000	69,817
Loews Corp., 4.13%, 05/15/2043	60,000	66,734
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	9,000	9,978
MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	79,589
Microsoft Corp.,
2.88%, 02/06/2024	71,000	73,084
3.13%, 11/03/2025	100,000	104,602
3.95%, 08/08/2056	21,000	24,446
Morgan Stanley,
3.70%, 10/23/2024	85,000	88,937
6.38%, 07/24/2042	35,000	50,117
Nordstrom, Inc., 5.00%, 01/15/2044(e)	88,000	78,585
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	110,000	108,129
Oracle Corp.,
3.63%, 07/15/2023	50,000	51,519
2.50%, 04/01/2025	85,000	85,746
Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	56,978
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	100,391
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Philip Morris International, Inc., 6.38%, 05/16/2038	$30,000	$40,195
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	52,373
PPG Industries, Inc., 1.20%, 03/15/2026	40,000	38,594
QUALCOMM, Inc., 2.90%, 05/20/2024	50,000	51,524
Ralph Lauren Corp., 2.95%, 06/15/2030	44,000	44,527
Rockwell Collins, Inc., 3.20%, 03/15/2024	51,000	52,586
San Diego Gas & Electric Co., 6.00%, 06/01/2039	50,000	68,199
Seagate HDD Cayman, 4.75%, 01/01/2025	50,000	52,167
Simon Property Group L.P., 6.75%, 02/01/2040	38,000	53,609
Southern California Edison Co.,
6.65%, 04/01/2029	75,000	89,622
6.00%, 01/15/2034	47,000	59,017
Series 2004-G, 5.75%, 04/01/2035	30,000	37,025
Southwest Airlines Co., 3.00%, 11/15/2026	100,000	102,479
Spectra Energy Partners L.P., 4.75%, 03/15/2024	63,000	66,474
Spirit Realty L.P., 3.20%, 02/15/2031	30,000	30,163
Starbucks Corp., 3.85%, 10/01/2023	22,000	22,763
Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	56,026
Sysco Corp., 6.60%, 04/01/2050	46,000	67,255
Time Warner Cable LLC, 7.30%, 07/01/2038	30,000	39,926
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	35,000	37,621
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	50,000	59,928
Truist Financial Corp., 2.50%, 08/01/2024	60,000	61,138
Tyco Electronics Group S.A., 3.45%, 08/01/2024	60,000	62,288
Union Electric Co., 8.45%, 03/15/2039	48,000	78,736
United Parcel Service, Inc., 2.20%, 09/01/2024	55,000	56,034
UnitedHealth Group, Inc., 3.38%, 04/15/2027	50,000	53,184
US Airways Pass-Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	35,673	35,716
ViacomCBS, Inc., 7.88%, 07/30/2030	35,000	46,937
Wachovia Corp., 7.57%, 08/01/2026(f)	82,000	100,305
Walmart, Inc., 3.30%, 04/22/2024	27,000	27,989
Waste Management, Inc., 3.13%, 03/01/2025(e)	50,000	51,884
	Principal Amount	Value
United States–(continued)
Wells Fargo & Co.,
4.10%, 06/03/2026	$76,000	$81,220
5.38%, 02/07/2035	90,000	112,448
Xilinx, Inc., 2.95%, 06/01/2024	40,000	40,922
		7,427,565
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,420,216)		9,271,919

U.S. Treasury Securities–10.47%
U.S. Treasury Bills–0.21%
0.05%, 02/17/2022(g)(h)	91,998	91,998
U.S. Treasury Bonds–2.65%
1.63%, 11/15/2050	1,189,312	1,125,618
U.S. Treasury Notes–7.61%
0.13%, 12/31/2022	357,930	355,904
0.25%, 09/30/2023	511,104	507,093
0.38%, 12/31/2025	1,430,656	1,386,846
1.13%, 02/15/2031	1,016,804	985,197
		3,235,040
Total U.S. Treasury Securities (Cost $4,597,804)		4,452,656

U.S. Government Sponsored Agency Mortgage-Backed Securities–9.43%
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035 - 08/01/2050	664,630	671,144
4.50%, 09/01/2049 - 01/01/2050	50,985	54,468
3.00%, 01/01/2050 - 05/01/2050	236,439	245,191
2.00%, 01/01/2051 - 10/01/2051	568,632	555,795
Federal National Mortgage Association,
4.50%, 06/01/2049	20,293	21,629
3.00%, 10/01/2049 - 03/01/2050	190,834	196,889
2.50%, 01/01/2050 - 08/01/2050	458,839	461,979
2.00%, 03/01/2051 - 08/01/2051	499,906	488,498
TBA, 3.00%, 03/01/2052(i)	278,000	283,321
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.10%, 03/25/2024(j)	1,476,774	30,142
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 02/01/2037(i)	420,000	421,993
2.50%, 02/01/2052(i)	579,000	578,050
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,124,129)		4,009,099
	Shares
Exchange-Traded Funds–1.02%
United States–1.02%
Invesco High Yield Bond Factor ETF(k) (Cost $446,307)	17,500	432,425
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Shares		Value
Money Market Funds–3.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(l)	502,049	$502,049
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(k)(l)	348,887	348,922
Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(l)	573,770	573,770
Total Money Market Funds (Cost $1,424,776)		1,424,741
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.19% (Cost $44,996,845)		43,035,629
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.58%
Invesco Private Government Fund, 0.02%(k)(l)(m)	73,892	$73,892
Invesco Private Prime Fund, 0.11%(k)(l)(m)	173,257	173,292
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $247,184)		247,184
TOTAL INVESTMENTS IN SECURITIES—101.77% (Cost $45,244,029)		43,282,813
OTHER ASSETS LESS LIABILITIES–(1.77)%		(753,353)
NET ASSETS–100.00%		$42,529,460
Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $14,590,557, which represented 34.31% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at January 31, 2022.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco High Yield Bond Factor ETF	$446,425	$-	$-	$(14,000)	$-	$432,425	$6,673
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	349,902	1,118,167	(966,020)	-	-	502,049	18
Invesco Liquid Assets Portfolio, Institutional Class	240,290	798,691	(690,014)	(35)	(10)	348,922	6
Invesco Treasury Portfolio, Institutional Class	399,888	1,277,905	(1,104,023)	-	-	573,770	8
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$74,939	$(1,047)	$-	$-	$73,892	$-
Invesco Private Prime Fund	-	174,858	(1,566)	-	-	173,292	3*
Total	$1,436,505	$3,444,560	$(2,762,670)	$(14,035)	$(10)	$2,104,350	$6,708

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	3	March-2022	$328,285	$1,723	$1,723
Euro-Bund	1	March-2022	189,987	(5,775)	(5,775)
Euro-Buxl 30 Year Bonds	3	March-2022	685,192	(46,241)	(46,241)
Japan 10 Year Bonds	1	March-2022	1,309,698	(11,036)	(11,036)
Long Gilt	6	March-2022	984,144	(18,156)	(18,156)
Subtotal—Long Futures Contracts				(79,485)	(79,485)
Short Futures Contracts
Interest Rate Risk
Euro-Schatz	1	March-2022	(125,686)	348	348
Total Futures Contracts				$(79,137)	$(79,137)

(a)	Futures contracts collateralized by $60,593 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/16/2022	Bank of America, N.A.	CAD	404,231	USD	324,279	$6,294
03/16/2022	Bank of America, N.A.	EUR	101,040	USD	117,464	3,846
03/16/2022	Bank of America, N.A.	JPY	11,576,960	USD	100,649	9
03/16/2022	Bank of America, N.A.	MXN	97,400	USD	4,726	38
03/16/2022	Bank of America, N.A.	NOK	8,720,552	USD	1,023,259	43,485
03/16/2022	Bank of America, N.A.	PLN	17,000	USD	4,269	115
03/16/2022	Bank of America, N.A.	SEK	7,131,726	USD	823,999	58,859
03/16/2022	Bank of America, N.A.	USD	57,335	INR	4,345,870	626
03/16/2022	Bank of America, N.A.	USD	20,893	JPY	2,416,404	113
03/16/2022	Barclays Bank PLC	CAD	387,220	USD	310,974	6,370
03/16/2022	Barclays Bank PLC	SEK	15,944,340	USD	1,861,489	150,874
03/16/2022	BNP Paribas S.A.	CHF	79,743	USD	87,219	1,064
03/16/2022	BNP Paribas S.A.	EUR	50,010	USD	58,112	1,876
03/16/2022	BNP Paribas S.A.	GBP	1,095,311	USD	1,484,451	11,742
03/16/2022	BNP Paribas S.A.	SEK	1,113,634	USD	123,044	3,566
03/16/2022	Citibank, N.A.	EUR	228,000	USD	264,963	8,579
03/16/2022	Citibank, N.A.	JPY	17,515,630	USD	154,898	2,632
03/16/2022	Citibank, N.A.	NZD	914,201	USD	653,359	52,238
03/16/2022	Citibank, N.A.	PLN	540,000	USD	135,582	3,650
03/16/2022	Citibank, N.A.	SGD	12,080	USD	8,960	20
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	Citibank, N.A.	USD	62,101	BRL	356,530	$4,318
03/16/2022	Citibank, N.A.	USD	52,135	CZK	1,146,000	533
03/16/2022	Citibank, N.A.	USD	104,832	IDR	1,516,163,498	638
03/16/2022	Citibank, N.A.	USD	88,314	INR	6,628,000	83
03/16/2022	Citibank, N.A.	USD	32,289	JPY	3,735,000	180
03/16/2022	Deutsche Bank AG	GBP	96,541	USD	130,914	1,109
03/16/2022	Deutsche Bank AG	IDR	561,551,880	USD	39,227	163
03/16/2022	Deutsche Bank AG	SEK	5,123,875	USD	597,765	48,041
03/16/2022	Goldman Sachs International	CHF	29,000	USD	31,831	499
03/16/2022	Goldman Sachs International	EUR	5,870,966	USD	6,819,549	217,699
03/16/2022	Goldman Sachs International	NOK	8,034,000	USD	942,236	39,599
03/16/2022	Goldman Sachs International	RUB	2,747,440	USD	36,523	1,409
03/16/2022	Goldman Sachs International	USD	66,417	BRL	381,690	4,691
03/16/2022	Goldman Sachs International	USD	34,757	CLP	28,913,540	1,150
03/16/2022	Goldman Sachs International	USD	16,010	NOK	145,950	387
03/16/2022	Goldman Sachs International	USD	7,495	TRY	105,310	237
03/16/2022	Goldman Sachs International	ZAR	2,019,000	USD	133,040	2,455
03/16/2022	J.P. Morgan Chase Bank, N.A.	AUD	869,042	USD	645,334	30,762
03/16/2022	J.P. Morgan Chase Bank, N.A.	EUR	582,880	USD	668,876	13,432
03/16/2022	J.P. Morgan Chase Bank, N.A.	GBP	657,800	USD	888,713	4,262
03/16/2022	J.P. Morgan Chase Bank, N.A.	JPY	2,896,655	USD	25,624	443
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	4,211,000	USD	202,921	232
03/16/2022	J.P. Morgan Chase Bank, N.A.	NOK	938,790	USD	106,576	1,101
03/16/2022	J.P. Morgan Chase Bank, N.A.	NZD	693,490	USD	495,864	39,868
03/16/2022	J.P. Morgan Chase Bank, N.A.	SGD	6,150	USD	4,559	7
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	466,585	GBP	351,110	5,503
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	16,712	INR	1,254,100	14
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	25,046	JPY	2,896,655	135
03/16/2022	Morgan Stanley and Co. International PLC	AUD	2,953,000	USD	2,193,132	104,820
03/16/2022	Morgan Stanley and Co. International PLC	CAD	1,676,354	USD	1,346,187	27,494
03/16/2022	Morgan Stanley and Co. International PLC	CHF	993,850	USD	1,092,307	18,543
03/16/2022	Morgan Stanley and Co. International PLC	NZD	699,043	USD	495,280	35,633
03/16/2022	Morgan Stanley and Co. International PLC	SEK	144,000	USD	15,909	460
03/16/2022	Morgan Stanley and Co. International PLC	USD	665,879	CAD	853,193	5,280
03/16/2022	Royal Bank of Canada	SEK	248,100	USD	28,466	1,849
03/16/2022	State Street Bank & Trust Co.	CHF	392,669	USD	429,437	5,194
03/16/2022	State Street Bank & Trust Co.	EUR	67,000	USD	77,895	2,554
03/16/2022	State Street Bank & Trust Co.	JPY	58,494,830	USD	517,511	9,010
03/16/2022	State Street Bank & Trust Co.	USD	16,489	JPY	1,907,326	92
03/16/2022	UBS AG	AUD	497,193	USD	365,239	13,633
03/16/2022	UBS AG	GBP	141,063	USD	191,262	1,594
03/16/2022	UBS AG	JPY	11,790,100	USD	104,686	2,194
03/16/2022	UBS AG	KRW	4,541,000	USD	3,808	45
03/16/2022	UBS AG	NZD	512,722	USD	366,555	29,421
03/16/2022	UBS AG	RUB	7,682,060	USD	104,498	6,317
03/16/2022	UBS AG	SEK	30,000	USD	3,314	96
03/16/2022	UBS AG	SGD	51,920	USD	38,514	89
03/16/2022	UBS AG	THB	133,000	USD	4,006	13
03/16/2022	UBS AG	TRY	39,000	USD	3,811	947
03/16/2022	UBS AG	USD	3,146,593	CNY	20,306,000	31,214
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	UBS AG	USD	13,093	SGD	17,870	$133
Subtotal—Appreciation						1,071,571
Currency Risk
03/16/2022	Bank of America, N.A.	CAD	338,520	USD	263,978	(2,317)
03/16/2022	Bank of America, N.A.	INR	3,037,190	USD	40,496	(10)
03/16/2022	Bank of America, N.A.	USD	553,694	CAD	695,650	(6,466)
03/16/2022	Bank of America, N.A.	USD	436,213	EUR	375,220	(14,281)
03/16/2022	Bank of America, N.A.	USD	48,585	JPY	5,491,396	(848)
03/16/2022	Bank of America, N.A.	USD	204,801	NOK	1,804,148	(2,101)
03/16/2022	Bank of America, N.A.	USD	330,753	SEK	2,832,210	(26,895)
03/16/2022	Barclays Bank PLC	CAD	18,000	USD	14,079	(81)
03/16/2022	Barclays Bank PLC	USD	14,456	CAD	18,000	(296)
03/16/2022	Barclays Bank PLC	USD	66,734	SEK	603,600	(1,976)
03/16/2022	Barclays Bank PLC	USD	137,910	SGD	185,880	(340)
03/16/2022	Barclays Bank PLC	USD	73,605	THB	2,424,000	(811)
03/16/2022	BNP Paribas S.A.	TRY	145,430	USD	10,113	(566)
03/16/2022	BNP Paribas S.A.	USD	158,125	CHF	143,902	(2,652)
03/16/2022	BNP Paribas S.A.	USD	50,865	GBP	37,550	(376)
03/16/2022	BNP Paribas S.A.	USD	130,011	SEK	1,113,634	(10,533)
03/16/2022	Citibank, N.A.	CZK	87,000	USD	3,958	(40)
03/16/2022	Citibank, N.A.	IDR	1,222,315,620	USD	84,379	(651)
03/16/2022	Citibank, N.A.	USD	183,573	EUR	161,690	(1,754)
03/16/2022	Citibank, N.A.	USD	131,919	KRW	156,014,000	(2,654)
03/16/2022	Citibank, N.A.	USD	4,473	MXN	92,750	(9)
03/16/2022	Citibank, N.A.	USD	4,519	PLN	18,000	(122)
03/16/2022	Deutsche Bank AG	USD	1,086,528	GBP	801,371	(9,039)
03/16/2022	Deutsche Bank AG	USD	4,330	IDR	61,981,000	(18)
03/16/2022	Deutsche Bank AG	USD	1,064,191	NOK	9,068,390	(45,338)
03/16/2022	Deutsche Bank AG	USD	125,418	SEK	1,074,000	(10,192)
03/16/2022	Goldman Sachs International	BRL	301,670	USD	53,014	(3,186)
03/16/2022	Goldman Sachs International	GBP	117,000	USD	155,469	(1,844)
03/16/2022	Goldman Sachs International	USD	409,907	CHF	373,450	(6,428)
03/16/2022	Goldman Sachs International	USD	7,235,332	EUR	6,227,000	(233,124)
03/16/2022	Goldman Sachs International	USD	514,966	GBP	380,000	(4,034)
03/16/2022	Goldman Sachs International	USD	34,570	HUF	10,843,000	(450)
03/16/2022	Goldman Sachs International	USD	402,120	NOK	3,543,000	(4,056)
03/16/2022	Goldman Sachs International	USD	4,245	RUB	310,575	(275)
03/16/2022	Goldman Sachs International	USD	35,704	TRY	365,110	(8,894)
03/16/2022	Goldman Sachs International	USD	132,118	ZAR	2,005,000	(2,438)
03/16/2022	J.P. Morgan Chase Bank, N.A.	CAD	584	USD	459	(0)
03/16/2022	J.P. Morgan Chase Bank, N.A.	MXN	366,310	USD	16,810	(822)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	466,737	CAD	581,214	(9,529)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	106,634	EUR	94,000	(932)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	407,544	GBP	301,500	(2,159)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	3,635	JPY	410,898	(63)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	17,388	MXN	360,840	(20)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	5,195	NOK	44,272	(221)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	404,265	NZD	570,000	(29,469)
03/16/2022	Morgan Stanley and Co. International PLC	CAD	63,000	USD	49,164	(394)
03/16/2022	Morgan Stanley and Co. International PLC	GBP	139,000	USD	185,256	(1,637)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,225,816	AUD	1,658,400	$(53,024)
03/16/2022	Morgan Stanley and Co. International PLC	USD	687,981	CAD	856,860	(13,938)
03/16/2022	Morgan Stanley and Co. International PLC	USD	3,297	CHF	3,000	(56)
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,944,433	GBP	1,434,203	(16,064)
03/16/2022	Morgan Stanley and Co. International PLC	USD	308,206	NOK	2,627,164	(13,039)
03/16/2022	Morgan Stanley and Co. International PLC	USD	142,191	NZD	208,480	(5,106)
03/16/2022	Morgan Stanley and Co. International PLC	USD	4,672	PLN	19,000	(30)
03/16/2022	Morgan Stanley and Co. International PLC	USD	238,094	SEK	2,154,300	(6,966)
03/16/2022	Royal Bank of Canada	USD	39,645	COP	155,344,000	(495)
03/16/2022	Royal Bank of Canada	USD	9,276	SEK	79,460	(751)
03/16/2022	State Street Bank & Trust Co.	CAD	9,870	USD	7,701	(63)
03/16/2022	State Street Bank & Trust Co.	USD	7,926	CAD	9,870	(162)
03/16/2022	State Street Bank & Trust Co.	USD	146,361	EUR	125,890	(4,799)
03/16/2022	State Street Bank & Trust Co.	USD	105,076	JPY	11,863,392	(1,946)
03/16/2022	UBS AG	INR	751,530	USD	10,014	(9)
03/16/2022	UBS AG	USD	358,666	AUD	483,039	(17,069)
03/16/2022	UBS AG	USD	489,233	EUR	420,974	(15,851)
03/16/2022	UBS AG	USD	384,902	GBP	283,880	(3,209)
03/16/2022	UBS AG	USD	1,524,292	JPY	172,341,000	(26,115)
03/16/2022	UBS AG	USD	14,256	KRW	16,807,700	(330)
03/16/2022	UBS AG	USD	151,619	NZD	222,650	(5,218)
03/16/2022	UBS AG	USD	147,712	RUB	10,790,350	(9,806)
03/16/2022	UBS AG	USD	3,502	SEK	30,000	(284)
03/16/2022	UBS AG	USD	5,026	THB	165,499	(56)
03/16/2022	UBS AG	USD	141,975	TRY	1,452,810	(35,294)
Subtotal—Depreciation						(680,021)
Total Forward Foreign Currency Contracts						$391,550

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SONIA	Annually	(1.25)%	Annually	09/30/2051	GBP	6,000	$(563)	$(365)	$198
Receive	SONIA	Annually	(1.08)	Annually	11/30/2023	GBP	86,000	(395)	455	850
Receive	6 Month EUR LIBOR	Semi-Annually	(0.49)	Annually	08/31/2023	EUR	383,000	658	1,725	1,067
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Annually	11/30/2023	EUR	267,000	—	1,088	1,088
Receive	3 Month NZD BBSW	Quarterly	(2.64)	Semi-Annually	01/06/2032	NZD	213,000	1,106	2,293	1,187
Receive	6 Month NIBOR	Semi-Annually	(1.94)	Annually	01/06/2032	NOK	654,000	5	1,455	1,450
Receive	6 Month NIBOR	Semi-Annually	(1.90)	Annually	01/06/2027	NOK	1,248,000	12	1,484	1,472
Receive	6 Month NIBOR	Semi-Annually	(1.27)	Annually	08/31/2031	NOK	302,000	954	2,649	1,695
Receive	3 Month NZD BBSW	Quarterly	(1.29)	Semi-Annually	08/31/2023	NZD	160,000	(23)	1,690	1,713
Receive	6 Month NIBOR	Semi-Annually	(1.04)	Annually	08/31/2026	NOK	800,000	1,662	4,258	2,596
Receive	3 Month USD LIBOR	Quarterly	(1.81)	Semi-Annually	10/08/2051	USD	152,000	—	4,171	4,171
Receive	SONIA	Annually	(1.00)	Annually	09/30/2026	GBP	145,000	(2,344)	2,989	5,333
Receive	SARON	Semi-Annually	(0.33)	Annually	12/02/2026	CHF	268,000	48	5,564	5,516
Receive	3 Month USD LIBOR	Quarterly	(0.67)	Semi-Annually	10/08/2024	USD	500,000	—	10,525	10,525
Receive	SONIA	Annually	(1.18)	Annually	09/30/2031	GBP	336,000	(9,118)	2,281	11,399
Receive	3 Month NZD BBSW	Quarterly	(1.07)	Semi-Annually	04/09/2026	NZD	334,523	659	14,782	14,123
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.83	Quarterly	04/08/2026	CNY	7,065,538	—	27,367	27,367
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month NZD BBSW	Quarterly	(1.81)%	Semi-Annually	08/03/2031	NZD	920,000	$8,309	$51,497	$43,188
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.59	Quarterly	10/29/2025	CNY	20,000,000	—	44,889	44,889
Receive	3 Month NZD BBSW	Quarterly	(1.46)	Semi-Annually	08/03/2026	NZD	1,780,000	8,854	65,964	57,110
Subtotal — Appreciation								9,824	246,761	236,937
Interest Rate Risk
Pay	3 Month CDOR	Semi-Annually	1.83	Semi-Annually	12/02/2026	CAD	1,950,000	—	(20,162)	(20,162)
Pay	3 Month STIBOR	Quarterly	0.49	Annually	02/08/2031	SEK	171	(1)	(1)	0
Subtotal — Depreciation								(1)	(20,163)	(20,162)
Total Centrally Cleared Interest Rate Swap Agreements								$9,823	$226,598	$216,775

(a)	Centrally cleared swap agreements collateralized by $58,953 cash held with Credit Suisse Securities (USA) LLC.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$23,444,789	$—	$23,444,789
U.S. Dollar Denominated Bonds & Notes	—	9,271,919	—	9,271,919
U.S. Treasury Securities	—	4,452,656	—	4,452,656
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,009,099	—	4,009,099
Exchange-Traded Funds	432,425	—	—	432,425
Money Market Funds	1,424,741	247,184	—	1,671,925
Total Investments in Securities	1,857,166	41,425,647	—	43,282,813
Other Investments - Assets*
Futures Contracts	2,071	—	—	2,071
Forward Foreign Currency Contracts	—	1,071,571	—	1,071,571
Swap Agreements	—	236,937	—	236,937
	2,071	1,308,508	—	1,310,579
Other Investments - Liabilities*
Futures Contracts	(81,208)	—	—	(81,208)
Forward Foreign Currency Contracts	—	(680,021)	—	(680,021)
Swap Agreements	—	(20,162)	—	(20,162)
	(81,208)	(700,183)	—	(781,391)
Total Other Investments	(79,137)	608,325	—	529,188
Total Investments	$1,778,029	$42,033,972	$—	$43,812,001

*	Unrealized appreciation (depreciation).
Invesco World Bond Factor Fund